Leases (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)
Operating leases
Operating lease cost		$ 371
Variable lease cost		0
Operating lease expense	$ 400	371
Short-term lease rent expense		0
Total rent expense		371
Operating cash flows from operating leases		374
Right-of-use assets exchanged for operating lease liabilities		$ 4,042
Weighted-average remaining lease term – operating leases	2 years 10 months 24 days	2 years 10 months 24 days
Weighted-average discount rate – operating leases	9.20%	9.20%
Bonfire [Member]
Operating leases
Operating lease cost		$ 104
Variable lease cost		0
Operating lease expense		104
Short-term lease rent expense		0
Total rent expense		104
Operating cash flows from operating leases		103
Right-of-use assets exchanged for operating lease liabilities		$ 1,271
Weighted-average remaining lease term – operating leases	3 years 3 months 18 days	3 years 3 months 18 days
Weighted-average discount rate – operating leases	10.00%	10.00%
CityBase [Member]
Operating leases
Operating lease cost		$ 156
Variable lease cost		0
Operating lease expense		156
Short-term lease rent expense		0
Total rent expense		156
Operating cash flows from operating leases		161
Right-of-use assets exchanged for operating lease liabilities		$ 1,541
Weighted-average remaining lease term – operating leases	2 years 6 months	2 years 6 months
Weighted-average discount rate – operating leases	10.00%	10.00%
eCivis [Member]
Operating leases
Operating lease cost		$ 77
Variable lease cost		0
Operating lease expense		77
Short-term lease rent expense		0
Total rent expense		77
Operating cash flows from operating leases		77
Right-of-use assets exchanged for operating lease liabilities		$ 920
Weighted-average remaining lease term – operating leases	3 years 2 months 12 days	3 years 2 months 12 days
Weighted-average discount rate – operating leases	8.00%	8.00%
Questica [Member]
Operating leases
Operating lease cost		$ 34
Variable lease cost		0
Operating lease expense		34
Short-term lease rent expense		0
Total rent expense		34
Operating cash flows from operating leases		33
Right-of-use assets exchanged for operating lease liabilities		$ 310
Weighted-average remaining lease term – operating leases	3 years 1 month 6 days	3 years 1 month 6 days
Weighted-average discount rate – operating leases	4.80%	4.80%